CIK 1143313

For Internal Use Only
SEC File No. 91-01819

Submit 1 Original
And 9 Copies

[redacted] No.: 3235-0504
Estima

07071087

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
MAY 21 2007
DIVISION OF MARKET REGULATION

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product: American Stock Exchange LLC.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.): Open-end management investment company.
3. Class of New Derivative Securities Product: Index Fund Shares listed under Amex Rules 1000A *et seq.*
4. Name of Underlying Instrument:

Fund	Underlying Index
First Trust Consumer Discretionary AlphaDex Fund	StrataQuant(TM) Consumer Discretionary Index
First Trust Energy AlphaDex Fund	StrataQuant(TM) Energy Index
First Trust Financials AlphaDex Fund	StrataQuant(TM) Financials Index
First Trust Health Care AlphaDex Fund	StrataQuant(TM) Health Care Index
First Trust Technology AlphaDex Fund	StrataQuant(TM) Technology Index
First Trust Consumer Staples AlphaDex Fund	StrataQuant(TM) Consumer Staples Index
First Trust Materials AlphaDex Fund	StrataQuant(TM) Materials Index
First Trust S&P REIT Index Fund	S&P REIT Composite Indx
First Trust Industrials/Producer Durables AlphaDex Fund	StrataQuant(TM) Industrials Index

B
PROCESSED
JUL 23 2007
THOMSON
FINANCIAL

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow Based: Narrow-Based.
6. Ticker Symbol(s) of New Derivative Product: :

First Trust Consumer Discretionary AlphaDex Fund	FTA
First Trust Energy AlphaDex Fund	FXN
First Trust Financials AlphaDex Fund	FXO
First Trust Health Care AlphaDex Fund	FXH
First Trust Technology AlphaDex Fund	FXL
First Trust Consumer Staples AlphaDex Fund	FXG
First Trust Materials AlphaDex Fund	FXZ
First Trust S&P REIT Index Fund	FRI
First Trust Industrials/Producer Durables AlphaDex Fund	FXR

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades: The component securities trade either on the NYSE, AMEX, or NASDAQ
8. Settlement Methodology of New Derivative Securities Product: Regular-way trades on the American Stock Exchange are settled through the National Securities Clearing Corporation ("NSCC") on T+3. Procedures for creation and redemption of Creation Unit Size Aggregations, including creations and redemptions through the Continuous Net Settlement System of NSCC, are described in the prospectus.
9. Position Limits of New Derivative Securities Product (if applicable): Not Applicable.

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAY 21 2007

Name of Official Responsible for Form: Dennis J. Meekins

Title: Vice President

Telephone Number: (212) 306-1302

Manual Signature of Official Responsible for Form:

Date: May 18, 2007

AMERICAN
STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

Bryan Fischer
Managing Director
212.306.2434 T
212.306.5325 F
bryan.fischer@amex.com

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
MAY 21 2007
DIVISION OF MARKET REGULATION

May 18, 2007

BY FACSIMILE AND OVERNIGHT COURIER
202/ 772-9273
Securities and Exchange Commission
Division of Market Regulations
100 F. Street NE – Room 6628
Washington DC 20549
Attn: Gail Jackson – Paralegal Specialist

Re: Form 19b-4(e)

Dear Ms. Jackson:

The American Stock Exchange LLC hereby files Form 19b-4(e), with respect to the following:

First Trust Consumer Discretionary AlphaDex Fund	FTA
First Trust Energy AlphaDex Fund	FXN
First Trust Financials AlphaDex Fund	FXO
First Trust Health Care AlphaDex Fund	FXH
First Trust Technology AlphaDex Fund	FXL
First Trust Consumer Staples AlphaDex Fund	FXG
First Trust Materials AlphaDex Fund	FXZ
First Trust S&P REIT Index Fund	FRI
First Trust Industrials/Producer Durables AlphaDex Fund	FXR

All listed pursuant to Amex Rules 1000A *et seq.*

Sincerely,

Bryan Fischer

Attachment

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAY 21 [illegible]

END